Quarterly Report
April 30, 2020
MFS®  Emerging Markets
Debt Fund

Portfolio of Investments
4/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Bonds – 92.6%
Angola – 0.1%
Republic of Angola, 9.5%, 11/12/2025	$8,088,000	$3,765,692
Republic of Angola, 8%, 11/26/2029 (n)	2,988,000	1,299,780
Republic of Angola, 9.125%, 11/26/2049 (n)	3,852,000	1,633,464
		$6,698,936
Argentina – 0.9%
Province of Cordoba, 7.45%, 9/01/2024 (n)	$4,502,000	$1,755,825
Province of Cordoba, 7.45%, 9/01/2024	7,191,000	2,804,562
Province of Santa Fe, 7%, 3/23/2023 (n)	12,978,000	7,008,120
Province of Santa Fe, 7%, 3/23/2023	300,000	162,000
Republic of Argentina, 6.875%, 1/26/2027	28,804,000	7,201,288
Republic of Argentina, 5.875%, 1/11/2028	68,406,000	17,204,793
Republic of Argentina, 7.125%, 7/06/2036	37,869,000	9,088,939
Stoneway Capital Corp., 10%, 3/01/2027 (a)(d)(n)	13,021,613	1,920,818
		$47,146,345
Armenia – 0.3%
Republic of Armenia, 7.15%, 3/26/2025	$13,578,000	$14,391,322
Azerbaijan – 1.5%
Republic of Azerbaijan, 3.5%, 9/01/2032	$8,304,000	$7,390,560
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026 (n)	23,550,000	24,563,592
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026	27,119,000	28,286,202
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030	20,573,000	21,545,691
		$81,786,045
Belarus – 0.4%
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022 (n)	$8,115,000	$7,956,757
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022	7,853,000	7,699,866
Republic of Belarus, 7.625%, 6/29/2027	5,127,000	5,052,659
		$20,709,282
Bermuda – 0.3%
Government of Bermuda, 4.75%, 2/15/2029 (n)	$17,592,000	$18,471,600
Government of Bermuda, 4.75%, 2/15/2029	300,000	315,000
		$18,786,600
Brazil – 5.6%
Aegea Finance S.à r.l., 5.75%, 10/10/2024 (n)	$8,280,000	$8,076,312
Aegea Finance S.à r.l., 5.75%, 10/10/2024	17,006,000	16,587,652
Banco BTG Pactual S.A. (Cayman Islands), 4.5%, 1/10/2025 (n)	15,422,000	14,419,570
Banco do Brasil S.A. (Cayman Branch), 4.625%, 1/15/2025	13,598,000	13,246,152
Banco do Brasil S.A. (Cayman Branch), 9.25%, 10/29/2049	11,500,000	11,356,250
BRF S.A., 4.875%, 1/24/2030 (n)	16,371,000	14,107,709
BRF S.A., 4.875%, 1/24/2030	6,876,000	5,925,393
CEMIG Geracao e Transmissao S.A. (Federative Republic of Brazil), 9.25%, 12/05/2024 (n)	7,275,000	7,580,550
Centrais Eletricas Brasileiras S.A., 3.625%, 2/04/2025 (n)	12,353,000	11,268,407
Centrais Eletricas Brasileiras S.A., 4.625%, 2/04/2030 (n)	34,055,000	29,355,410
Cosan Ltd., 5.5%, 9/20/2029 (n)	18,481,000	16,308,743
Federative Republic of Brazil, 4.5%, 5/30/2029	33,963,000	33,708,617
Federative Republic of Brazil, 5%, 1/27/2045	9,356,000	8,701,080
Federative Republic of Brazil, 4.75%, 1/14/2050	10,783,000	9,650,785
Globo Comunicacoes e Participacoes S.A., 4.875%, 1/22/2030 (n)	9,439,000	8,400,710
Marb Bondco PLC, 7%, 3/15/2024	7,371,000	7,205,152

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brazil – continued
Marb Bondco PLC, 6.875%, 1/19/2025	$7,326,000	$7,032,960
MV24 Capital B.V., 6.748%, 6/01/2034 (n)	10,766,789	9,071,128
MV24 Capital B.V., 6.748%, 6/01/2034	9,799,464	8,256,147
Petrobras Global Finance B.V. (Federative Republic of Brazil), 6.9%, 3/19/2049	16,859,000	16,353,230
Petrobras International Finance Co. (Federative Republic of Brazil), 6.75%, 1/27/2041	5,160,000	5,009,328
Raizen Fuels Finance S.A., 5.3%, 1/20/2027	4,171,000	4,165,786
Rede D'Or Finance S.à r.l., 4.95%, 1/17/2028	4,804,000	4,271,717
Rede D'Or Finance S.à r.l., 4.5%, 1/22/2030 (n)	18,902,000	15,996,763
Rumo Luxembourg S.à r.l., 7.375%, 2/09/2024	2,854,000	2,921,811
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025	16,568,000	16,400,663
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	5,074,000	5,023,260
		$310,401,285
Chile – 3.4%
AES Gener S.A., 6.35% to 4/7/2025, FLR (CMT - 5yr. + 4.917%) to 4/7/2030, FLR (CMT - 5yr. + 5.167%) to 4/7/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)	$14,693,000	$13,701,369
AES Gener S.A., 6.35% to 4/7/2025, FLR (CMT - 5yr. + 4.917%) to 4/7/2030, FLR (CMT - 5yr. + 5.167%), to 4/7/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079	1,919,000	1,789,487
Banco del Estado de Chile, 2.668%, 1/08/2021 (n)	9,745,000	9,745,000
Banco del Estado de Chile, 3.875%, 2/08/2022	5,423,000	5,531,652
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)	14,634,000	14,560,830
Codelco, Inc. (Republic of Chile), 3%, 9/30/2029	1,205,000	1,160,112
Colbun S.A., 3.15%, 3/06/2030 (n)	8,655,000	8,243,887
E.CL S.A., 4.5%, 1/29/2025	9,898,000	10,357,200
Empresa Nacional del Petroleo (Republic of Chile), 4.375%, 10/30/2024	4,433,000	4,449,123
Empresa Nacional del Petroleo (Republic of Chile), 4.375%, 10/30/2024 (n)	3,235,000	3,246,766
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026 (n)	8,346,000	8,030,557
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026	5,710,000	5,494,186
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029 (n)	9,183,000	9,600,240
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)	9,772,000	10,225,354
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)	15,682,000	15,196,015
Inversiones CMPC S.A., 3.85%, 1/13/2030 (n)	11,119,000	10,729,835
Republic of Chile, 2.55%, 1/27/2032	6,842,000	6,835,226
Transelec S.A., 4.625%, 7/26/2023 (n)	8,796,000	9,147,928
Transelec S.A., 4.25%, 1/14/2025 (n)	2,729,000	2,790,403
Transelec S.A., 4.25%, 1/14/2025	8,486,000	8,676,935
Transelec S.A., 3.875%, 1/12/2029 (n)	3,436,000	3,444,624
Transelec S.A., 3.875%, 1/12/2029	8,480,000	8,501,285
VTR Finance B.V., 6.875%, 1/15/2024	9,934,000	9,863,568
VTR Finance B.V., 6.875%, 1/15/2024 (n)	6,092,000	6,048,808
		$187,370,390
China – 4.4%
Avi Funding Co. Ltd. (People's Republic of China), 3.8%, 9/16/2025 (n)	$8,408,000	$9,266,358
Baidu, Inc., 3.075%, 4/07/2025	5,570,000	5,692,819
Bank of China, 5%, 11/13/2024	10,094,000	10,969,511
CCBL (Cayman) 1 Corp. Ltd., 3.5%, 5/16/2024	13,295,000	13,726,822
CDBL Funding 1 Co. (People's Republic of China), 4.25%, 12/02/2024	6,713,000	7,202,942
China Construction Bank Corp., 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029	14,411,000	15,071,576
China Development Bank, 2.125%, 6/01/2021	1,020,000	1,028,537
China Development Bank (Hong Kong), FLR, 1.7% (LIBOR - 3mo. + 0.7%), 3/06/2022	3,688,000	3,656,283
China Southern Power Grid Co. Ltd., 3.5%, 5/08/2027	11,681,000	12,642,775
China Southern Power Grid Co. Ltd., 4.25%, 9/18/2028	5,651,000	6,503,703
CNPC General Capital Ltd. (People's Republic of China), 3.95%, 4/19/2022 (n)	5,681,000	5,911,876
Export-Import Bank of China, 2%, 4/26/2021	1,550,000	1,559,935
Industrial and Commercial Bank of China, 4.875%, 9/21/2025	14,020,000	15,399,008
JD.com, Inc., 3.375%, 1/14/2030	9,532,000	9,835,523

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
China – continued
Prosus N.V., 3.68%, 1/21/2030 (n)		$12,833,000	$12,843,923
Prosus N.V., 3.68%, 1/21/2030		6,209,000	6,214,285
Sinopec Capital (2013) Ltd. (People's Republic of China), 3.125%, 4/24/2023		3,974,000	4,165,428
Sinopec Group Overseas Development (2012) Ltd. (People's Republic of China), 3.9%, 5/17/2022 (n)		5,953,000	6,167,249
Sinopec Group Overseas Development (2017) Ltd. (People's Republic of China), 2.5%, 9/13/2022 (n)		12,030,000	12,155,714
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027 (n)		1,712,000	1,864,444
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027		54,642,000	59,507,571
Tencent Holdings Ltd., 3.595%, 1/19/2028		9,000,000	9,693,803
Weibo Corp., 3.5%, 7/05/2024		9,044,000	9,166,908
			$240,246,993
Colombia – 2.4%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)		$13,928,000	$12,639,660
AI Candelaria Spain SLU, 7.5%, 12/15/2028		8,644,000	7,844,430
Ecopetrol S.A., 6.875%, 4/29/2030		21,577,000	22,062,483
Ecopetrol S.A., 7.375%, 9/18/2043		1,110,000	1,146,408
Empresas Publicas de Medellin E.S.P., 4.25%, 7/18/2029		2,238,000	2,105,510
Grupo Aval Ltd., 4.375%, 2/04/2030 (n)		12,970,000	10,894,800
Millicom International Cellular S.A., 6%, 3/15/2025		5,542,000	5,429,498
Millicom International Cellular S.A., 6.625%, 10/15/2026		7,959,000	8,067,640
Millicom International Cellular S.A., 5.125%, 1/15/2028		6,761,000	6,208,626
Promigas S.A. ESP/Gases del Pacifico SAC, 3.75%, 10/16/2029 (n)		12,606,000	11,358,006
Republic of Colombia, 4.5%, 1/28/2026		17,547,000	17,898,116
Republic of Colombia, 3%, 1/30/2030		7,315,000	6,642,093
Termocandelaria Power Ltd., 7.875%, 1/30/2029 (n)		20,399,000	19,685,035
			$131,982,305
Costa Rica – 0.1%
Republic of Costa Rica, 7%, 4/04/2044		$4,575,000	$3,477,000
Republic of Costa Rica, 7.158%, 3/12/2045		3,976,000	3,061,520
			$6,538,520
Cote d'Ivoire – 0.8%
Republic of Cote d'Ivoire, 6.375%, 3/03/2028		$6,370,000	$5,709,113
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	13,407,000	11,974,025
Republic of Cote d'Ivoire, 5.75%, 12/31/2032		$8,636,355	7,513,629
Republic of Cote d'Ivoire, 6.125%, 6/15/2033		11,024,000	9,470,939
Republic of Cote d'Ivoire, 6.875%, 10/17/2040 (n)	EUR	12,976,000	11,591,935
			$46,259,641
Croatia – 0.5%
Republic of Croatia, 6.375%, 3/24/2021		$7,600,000	$7,828,000
Republic of Croatia, 5.5%, 4/04/2023 (n)		2,972,000	3,201,236
Republic of Croatia, 5.5%, 4/04/2023		14,339,000	15,444,996
			$26,474,232
Dominican Republic – 1.7%
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029 (n)		$2,837,000	$2,326,340
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029		12,978,000	10,641,960
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		14,279,000	13,654,437
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		7,699,000	7,362,246
Dominican Republic, 5.95%, 1/25/2027		500,000	451,250
Dominican Republic, 6%, 7/19/2028		6,554,000	5,914,985
Dominican Republic, 4.5%, 1/30/2030 (n)		24,633,000	20,383,807
Dominican Republic, 6.85%, 1/27/2045		5,546,000	4,811,155
Dominican Republic, 6.5%, 2/15/2048 (n)		6,855,000	5,672,513

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Dominican Republic – continued
Dominican Republic, 6.5%, 2/15/2048		$2,600,000	$2,151,500
Dominican Republic, 6.4%, 6/05/2049		8,891,000	7,312,847
Dominican Republic, 5.875%, 1/30/2060 (n)		19,276,000	15,372,610
			$96,055,650
Ecuador – 0.4%
Petroamazonas (Republic of Ecuador), 4.625%, 11/06/2020 (a)(z)		$2,522,335	$1,135,051
Republic of Ecuador, 8.875%, 10/23/2027 (a)(n)		586,000	167,016
Republic of Ecuador, 8.875%, 10/23/2027 (a)		10,969,000	3,126,274
Republic of Ecuador, 7.875%, 1/23/2028 (a)		48,201,000	13,677,516
Republic of Ecuador, 9.5%, 3/27/2030 (a)(n)		4,119,000	1,173,915
Republic of Ecuador, 9.5%, 3/27/2030 (a)		908,000	258,780
			$19,538,552
Egypt – 2.1%
Arab Republic of Egypt, 5.577%, 2/21/2023 (n)		$13,424,000	$13,010,756
Arab Republic of Egypt, 7.5%, 1/31/2027		5,834,000	5,668,046
Arab Republic of Egypt, 6.588%, 2/21/2028 (n)		12,593,000	11,560,374
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		14,496,000	13,740,932
Arab Republic of Egypt, 7.6%, 3/01/2029		6,452,000	6,115,928
Arab Republic of Egypt, 6.375%, 4/11/2031 (n)	EUR	13,212,000	12,110,312
Arab Republic of Egypt, 7.052%, 1/15/2032 (n)		$14,516,000	12,906,059
Arab Republic of Egypt, 7.052%, 1/15/2032		2,188,000	1,945,333
Arab Republic of Egypt, 8.5%, 1/31/2047 (n)		8,405,000	7,501,463
Arab Republic of Egypt, 8.5%, 1/31/2047		27,193,000	24,269,753
Arab Republic of Egypt, 8.7%, 3/01/2049 (n)		9,128,000	8,180,459
			$117,009,415
El Salvador – 0.3%
Republic of El Salvador, 7.124%, 1/20/2050 (n)		$4,515,000	$3,408,825
Republic of El Salvador, 7.124%, 1/20/2050		14,484,000	10,935,420
			$14,344,245
Gabon – 0.2%
Gabonese Republic, 6.375%, 12/12/2024		$3,895,995	$2,785,169
Gabonese Republic, 6.625%, 2/06/2031 (n)		9,548,000	6,762,701
			$9,547,870
Ghana – 0.5%
Republic of Ghana, 10.75%, 10/14/2030		$4,294,000	$4,465,116
Republic of Ghana, 7.875%, 2/11/2035 (n)		23,209,000	17,441,563
Republic of Ghana, 8.75%, 3/11/2061 (n)		8,895,000	6,698,825
			$28,605,504
Guatemala – 1.7%
Central American Bottling Corp., 5.75%, 1/31/2027		$1,000,000	$980,000
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		16,581,000	16,249,380
Comcel Trust, 6.875%, 2/06/2024 (n)		5,755,000	5,755,000
Energuate Trust, 5.875%, 5/03/2027 (n)		10,965,000	10,416,750
Energuate Trust, 5.875%, 5/03/2027		3,619,000	3,438,050
Republic of Guatemala, 4.875%, 2/13/2028		2,270,000	2,287,025
Republic of Guatemala, 4.9%, 6/01/2030 (n)		9,466,000	9,451,801
Republic of Guatemala, 4.9%, 6/01/2030		22,970,000	22,935,545
Republic of Guatemala, 5.375%, 4/24/2032 (n)		7,875,000	8,130,937
Republic of Guatemala, 6.125%, 6/01/2050 (n)		12,652,000	13,202,362
			$92,846,850

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Hungary – 0.7%
Hungarian Development Bank, 6.25%, 10/21/2020	$16,972,000	$17,262,221
Hungarian Development Bank, 6.25%, 10/21/2020 (n)	6,785,000	6,901,024
Republic of Hungary, 5.375%, 2/21/2023	11,432,000	12,355,134
		$36,518,379
India – 2.8%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)	$22,766,000	$22,176,361
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)	12,453,000	10,865,304
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)	12,592,000	12,088,320
Azure Power Energy Ltd., 5.5%, 11/03/2022	7,258,000	6,967,680
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)	5,539,000	4,821,699
Export-Import Bank of India, 4%, 1/14/2023	15,009,000	15,361,862
Export-Import Bank of India, 3.375%, 8/05/2026 (n)	1,244,000	1,221,212
Export-Import Bank of India, 3.375%, 8/05/2026	7,126,000	6,995,462
GMR Hyderabad International Airport Ltd., 5.375%, 4/10/2024 (n)	6,000,000	5,252,549
Muthoot Finance Ltd., 6.125%, 10/31/2022 (n)	4,991,000	4,488,406
Muthoot Finance Ltd., 4.4%, 9/02/2023 (n)	14,208,000	12,147,840
NTPC Ltd. (Republic of India), 3.75%, 4/03/2024	9,071,000	8,854,203
Power Finance Corp. Ltd. (Republic of India), 5.25%, 8/10/2028	6,318,000	6,225,717
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030 (n)	9,424,000	8,173,962
ReNew Power Private Ltd., 5.875%, 3/05/2027 (n)	13,088,000	10,616,835
Shriram Transport Finance, 5.1%, 7/16/2023 (n)	7,186,000	5,248,993
State Bank of India (London), 3.25%, 1/24/2022	11,648,000	11,560,702
		$153,067,107
Indonesia – 6.9%
Listrindo Capital B.V., 4.95%, 9/14/2026 (n)	$4,717,000	$4,528,320
Listrindo Capital B.V., 4.95%, 9/14/2026	5,198,000	4,990,080
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)	12,408,000	7,311,021
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029	8,332,000	7,963,100
PT Pertamina (Persero) (Republic of Indonesia), 4.15%, 2/25/2060 (n)	16,676,000	13,678,799
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049 (n)	3,853,000	3,708,513
Republic of Indonesia, 3.375%, 4/15/2023	30,254,000	30,693,059
Republic of Indonesia, 5.375%, 10/17/2023 (n)	10,156,000	10,948,594
Republic of Indonesia, 5.875%, 1/15/2024 (n)	868,000	953,437
Republic of Indonesia, 5.875%, 1/15/2024	23,767,000	26,106,386
Republic of Indonesia, 4.45%, 2/11/2024	12,324,000	12,950,281
Republic of Indonesia, 4.125%, 1/15/2025	37,315,000	38,922,958
Republic of Indonesia, 4.125%, 1/15/2025 (n)	4,155,000	4,334,045
Republic of Indonesia, 4.75%, 1/08/2026 (n)	2,776,000	2,999,943
Republic of Indonesia, 4.75%, 1/08/2026	23,870,000	25,795,619
Republic of Indonesia, 4.35%, 1/08/2027 (n)	13,317,000	14,082,560
Republic of Indonesia, 4.35%, 1/08/2027	14,707,000	15,552,467
Republic of Indonesia, 3.5%, 1/11/2028	34,881,000	35,113,584
Republic of Indonesia, 4.1%, 4/24/2028	16,011,000	16,791,847
Republic of Indonesia, 3.4%, 9/18/2029	7,299,000	7,296,715
Republic of Indonesia, 2.85%, 2/14/2030	7,897,000	7,651,220
Republic of Indonesia, 5.25%, 1/17/2042	8,624,000	9,783,606
Republic of Indonesia, 4.625%, 4/15/2043	32,656,000	34,777,707
Republic of Indonesia, 5.125%, 1/15/2045	12,139,000	13,621,755
Saka Energi Indonesia PT, 4.45%, 5/05/2024 (n)	17,080,000	14,649,839
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)	15,638,494	14,472,763
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033	1,226,264	1,134,855
		$380,813,073

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Israel – 0.3%
Bank Leumi le-Israel B.M., 3.275%, 1/29/2031 (n)	$16,402,000	$15,159,548
Jamaica – 1.4%
Government of Jamaica, 6.75%, 4/28/2028	$7,983,000	$7,943,085
Government of Jamaica, 8%, 3/15/2039	35,062,000	37,078,065
Government of Jamaica, 7.875%, 7/28/2045	29,554,000	31,105,585
		$76,126,735
Kazakhstan – 2.7%
Development Bank of Kazakhstan, 4.125%, 12/10/2022	$33,387,000	$32,793,379
JSC Kazkommertsbank, 5.5%, 12/21/2022	22,009,514	21,454,654
JSC National Company Kazakhstan Temir Zholy, 6.95%, 7/10/2042	844,000	969,081
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.375%, 4/24/2030 (n)	32,854,000	32,533,148
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048 (n)	4,923,000	5,096,073
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048	10,570,000	10,941,599
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027	12,900,000	12,252,033
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)	2,322,000	2,211,937
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026	30,220,000	28,787,572
		$147,039,476
Kenya – 0.8%
Republic of Kenya, 6.875%, 6/24/2024	$4,788,000	$4,383,414
Republic of Kenya, 7%, 5/22/2027 (n)	2,630,000	2,386,725
Republic of Kenya, 7%, 5/22/2027	13,812,000	12,534,390
Republic of Kenya, 7.25%, 2/28/2028	5,091,000	4,568,052
Republic of Kenya, 8%, 5/22/2032 (n)	10,637,000	9,626,485
Republic of Kenya, 8%, 5/22/2032	14,546,000	13,164,130
		$46,663,196
Kuwait – 0.3%
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026	$19,764,000	$19,171,080
Macau – 0.2%
Industrial & Commercial Bank of China Macau, 2.875% to 9/12/2024, FLR (CMT - 5yr. + 1.65%) to 9/12/2029	$10,000,000	$9,828,800
Malaysia – 1.2%
GOHL Capital Ltd., 4.25%, 1/24/2027	$11,005,000	$10,454,555
Petronas Capital Ltd. (Federation of Malaysia), 3.5%, 4/21/2030 (n)	19,848,000	20,785,790
Petronas Capital Ltd. (Federation of Malaysia), 4.55%, 4/21/2050 (n)	20,478,000	22,187,344
Petronas Capital Ltd. (Federation of Malaysia), 4.8%, 4/21/2060 (n)	10,091,000	11,663,655
		$65,091,344
Mexico – 7.2%
Banco Santander Mexico, S.A., 5.375%, 4/17/2025 (n)	$13,001,000	$13,342,276
Coca Cola Femsa S.A.B. de C.V., 2.75%, 1/22/2030	17,280,000	17,167,227
Fomento Economico Mexicano S.A.B. de C.V., 3.5%, 1/16/2050	14,244,000	13,658,644
Gruma S.A.B. de C.V., 4.875%, 12/01/2024	4,977,000	5,163,687
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024 (n)	5,373,000	4,983,458
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024	1,921,000	1,781,728
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)	9,963,000	8,252,353
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027	3,882,000	3,215,461
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048 (n)	12,497,000	10,391,256
Petroleos Mexicanos, 4.5%, 1/23/2026	7,578,000	5,835,060
Petroleos Mexicanos, 6.875%, 8/04/2026	8,500,000	7,042,250
Petroleos Mexicanos, 6.49%, 1/23/2027 (n)	8,823,000	7,189,863
Petroleos Mexicanos, 6.49%, 1/23/2027	21,359,000	17,405,449

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mexico – continued
Petroleos Mexicanos, 6.5%, 3/13/2027		$18,063,000	$14,721,345
Petroleos Mexicanos, 5.35%, 2/12/2028		24,402,000	18,179,734
Petroleos Mexicanos, 6.84%, 1/23/2030 (n)		27,785,000	21,880,687
Petroleos Mexicanos, 6.84%, 1/23/2030		5,544,000	4,365,900
Petroleos Mexicanos, 5.95%, 1/28/2031 (n)		3,668,000	2,656,732
Petroleos Mexicanos, 6.5%, 6/02/2041		17,703,000	11,838,881
Petroleos Mexicanos, 6.75%, 9/21/2047		31,265,000	21,494,688
Petroleos Mexicanos, 7.69%, 1/23/2050 (n)		11,275,000	8,287,125
Petroleos Mexicanos, 7.69%, 1/23/2050		9,260,000	6,806,100
Petroleos Mexicanos, 6.95%, 1/28/2060 (n)		6,900,000	4,830,069
United Mexican States, 3.9%, 4/27/2025		12,573,000	12,698,730
United Mexican States, 4.125%, 1/21/2026		25,137,000	25,765,676
United Mexican States, 4.15%, 3/28/2027		8,827,000	8,827,000
United Mexican States, 3.75%, 1/11/2028		8,586,000	8,302,662
United Mexican States, 4.5%, 4/22/2029		16,241,000	16,338,608
United Mexican States, 3.25%, 4/16/2030		37,343,000	33,833,131
United Mexican States, 4.75%, 4/27/2032		34,934,000	35,196,005
United Mexican States, 5%, 4/27/2051		26,594,000	25,463,755
			$396,915,540
Montenegro – 0.2%
Republic of Montenegro, 2.55%, 10/03/2029 (n)	EUR	14,232,000	$13,516,699
Republic of Montenegro, 2.55%, 10/03/2029		300,000	284,922
			$13,801,621
Morocco – 0.3%
Kingdom of Morocco, 4.25%, 12/11/2022		$7,411,000	$7,703,705
Kingdom of Morocco, 5.5%, 12/11/2042		5,428,000	6,147,210
Office Cherifien des Phosphates S.A. (Republic of Madagascar), 6.875%, 4/25/2044 (n)		2,259,000	2,671,267
			$16,522,182
Nigeria – 0.5%
Afren PLC, 10.25%, 4/08/2019 (a)(d)		$390,335	$320
Afren PLC, 10.25%, 4/08/2019 (a)(d)(z)		7,872,069	6,455
Afren PLC, 6.625%, 12/09/2020 (a)(d)(z)		3,765,751	3,766
Federal Republic of Nigeria, 7.875%, 2/16/2032		16,871,000	12,737,605
Federal Republic of Nigeria, 7.696%, 2/23/2038 (n)		7,083,000	5,206,231
Federal Republic of Nigeria, 7.696%, 2/23/2038		10,214,000	7,507,617
			$25,461,994
Oman – 0.1%
Government of Oman, 6%, 8/01/2029 (n)		$4,681,000	$3,576,022
Pakistan – 0.1%
Islamic Republic of Pakistan, 6.875%, 12/05/2027		$5,604,000	$4,846,339
Panama – 2.8%
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 5.625%, 5/18/2036		$3,782,000	$3,886,005
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048 (n)		23,245,000	23,477,450
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048		6,900,000	6,969,000
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		12,229,000	13,452,022
Autoridad del Canal de Panama, 4.95%, 7/29/2035		3,874,000	4,261,439
C&W Senior Financing DAC, 7.5%, 10/15/2026 (n)		5,093,000	5,094,121
Cable Onda S.A., 4.5%, 1/30/2030 (n)		12,908,000	12,262,600
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049 (n)		20,189,000	20,391,092
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049		1,800,000	1,818,018

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Panama – continued
Panama Canal Railway Co., 7%, 11/01/2026	$3,751,254	$3,376,166
Panama Canal Railway Co., 7%, 11/01/2026 (n)	744,510	670,066
Republic of Panama, 3.75%, 4/17/2026	16,530,000	16,736,625
Republic of Panama, 3.16%, 1/23/2030	14,636,000	14,928,866
Republic of Panama, 4.5%, 4/01/2056	21,537,000	24,175,283
		$151,498,753
Paraguay – 1.5%
Republic of Paraguay, 5%, 4/15/2026	$11,178,000	$11,703,366
Republic of Paraguay, 4.95%, 4/28/2031 (n)	17,766,000	18,298,980
Republic of Paraguay, 6.1%, 8/11/2044	11,559,000	12,252,656
Republic of Paraguay, 5.6%, 3/13/2048 (n)	10,688,000	11,238,539
Republic of Paraguay, 5.6%, 3/13/2048	13,085,000	13,759,008
Republic of Paraguay, 5.4%, 3/30/2050 (n)	9,043,000	9,359,505
Republic of Paraguay, 5.4%, 3/30/2050	900,000	931,500
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)	4,583,000	4,475,299
		$82,018,853
Peru – 4.2%
Banco de Credito del Peru, 2.7%, 1/11/2025 (n)	$5,825,000	$5,679,375
Banco de Credito del Peru, FRN, 6.125%, 4/24/2027	10,400,000	10,933,000
Camposol S.A., 6%, 2/03/2027 (n)	13,272,000	12,528,768
Camposol S.A., 6%, 2/03/2027	400,000	377,600
Consorcio Transmantaro S.A. (Republic of Peru), 4.7%, 4/16/2034 (n)	9,227,000	9,469,301
Consorcio Transmantaro S.A. (Republic of Peru), 4.7%, 4/16/2034	2,816,000	2,889,948
Corporacion Financiera de Desarrollo S.A., 4.75%, 7/15/2025	822,000	853,861
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 4.75%, 2/08/2022	7,955,000	8,134,067
Corporacion Lindley S.A., 6.75%, 11/23/2021	2,884,000	2,938,104
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)	1,785,000	1,818,487
El Fondo Mivivienda S.A., 3.5%, 1/31/2023	2,269,000	2,269,023
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/2023	13,210,000	13,276,050
IIRSA Norte Finance Ltd. (Republic of Peru), 8.75%, 5/30/2024	1,285,784	1,362,932
IIRSA Norte Finance Ltd. (Republic of Peru), 8.75%, 5/30/2024 (n)	78,273	82,970
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)	17,151,000	16,121,940
InterCorp Peru Ltd., 3.875%, 8/15/2029 (n)	12,796,000	11,460,098
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034 (n)	1,770,514	1,982,179
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034	8,176,985	9,154,543
Lima Metro Line 2 Finance Ltd., 4.35%, 4/05/2036 (n)	15,447,000	15,655,534
Peru LNG, 5.375%, 3/22/2030 (n)	15,323,000	8,527,249
Peru LNG, 5.375%, 3/22/2030	8,929,000	4,968,988
Petroleos del Peru S.A., 4.75%, 6/19/2032 (n)	17,322,000	16,802,513
Petroleos del Peru S.A., 4.75%, 6/19/2032	12,334,000	11,964,103
Petroleos del Peru S.A., 5.625%, 6/19/2047 (n)	2,088,000	2,035,821
Petroleos del Peru S.A., 5.625%, 6/19/2047	18,645,000	18,179,061
Republic of Peru, 2.392%, 1/23/2026	8,137,000	8,299,740
Republic of Peru, 2.783%, 1/23/2031	16,226,000	16,729,006
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)	15,292,000	14,941,140
San Miguel Industrias PET S.A., 4.5%, 9/18/2022	2,100,000	2,051,818
		$231,487,219
Philippines – 0.2%
Republic of Philippines, 5.5%, 3/30/2026	$9,591,000	$11,173,653
Poland – 0.2%
Republic of Poland, 3.25%, 4/06/2026	$11,987,000	$13,034,664

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Qatar – 3.8%
State of Qatar, 3.4%, 4/16/2025 (n)		$7,147,000	$7,603,193
State of Qatar, 4.5%, 4/23/2028		12,915,000	14,730,849
State of Qatar, 4%, 3/14/2029 (n)		30,979,000	34,373,679
State of Qatar, 4%, 3/14/2029		9,740,000	10,807,309
State of Qatar, 3.75%, 4/16/2030 (n)		21,289,000	23,242,479
State of Qatar, 5.103%, 4/23/2048 (n)		23,583,000	29,360,835
State of Qatar, 5.103%, 4/23/2048		23,959,000	29,828,955
State of Qatar, 4.817%, 3/14/2049 (n)		24,100,000	28,987,094
State of Qatar, 4.817%, 3/14/2049		9,500,000	11,426,448
State of Qatar, 4.4%, 4/16/2050 (n)		18,409,000	20,932,138
			$211,292,979
Romania – 0.4%
Republic of Romania, 2.124%, 7/16/2031 (n)	EUR	7,682,000	$7,279,318
Republic of Romania, 2%, 1/28/2032 (n)		13,976,000	12,937,603
			$20,216,921
Russia – 6.1%
Gaz Capital S.A. (Russian Federation), 4.95%, 2/06/2028		$5,515,000	$5,936,898
Gazprom PJSC (Russian Federation), 3.25%, 2/25/2030 (n)		19,022,000	17,909,213
Russian Federation, 4.75%, 5/27/2026		9,800,000	10,853,500
Russian Federation, 4.25%, 6/23/2027		62,000,000	67,124,176
Russian Federation, 4.25%, 6/23/2027 (n)		13,400,000	14,507,483
Russian Federation, 4.375%, 3/21/2029 (n)		27,000,000	29,802,600
Russian Federation, 4.375%, 3/21/2029		44,600,000	49,229,480
Russian Federation, 8.5%, 9/17/2031	RUB	355,242,000	5,728,626
Russian Federation, 7.25%, 5/10/2034		387,504,000	5,759,082
Russian Federation, 5.1%, 3/28/2035		$14,400,000	16,884,000
Russian Federation, 5.1%, 3/28/2035 (n)		46,000,000	53,935,000
Russian Federation, 5.25%, 6/23/2047		22,600,000	27,974,506
Russian Federation, 5.25%, 6/23/2047 (n)		1,400,000	1,732,934
Sovcombank PJSC (SovCom Capital DAC), 8%, 4/07/2030 (n)		9,958,000	9,661,252
Sovcombank PJSC (SovCom Capital DAC), 8%, 4/07/2030		4,351,000	4,221,340
VEON Holdings B.V., 4%, 4/09/2025 (n)		10,945,000	11,316,254
			$332,576,344
Rwanda – 0.2%
Republic of Rwanda, 6.625%, 5/02/2023		$11,994,000	$11,163,775
Saudi Arabia – 1.6%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/2023		$14,089,000	$12,751,813
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		15,965,000	16,714,046
Kingdom of Saudi Arabia, 5.25%, 1/16/2050 (n)		18,700,000	21,205,239
Saudi Arabian Oil Co., 3.5%, 4/16/2029		8,281,000	8,335,234
Saudi Arabian Oil Co., 4.25%, 4/16/2039 (n)		18,343,000	18,901,403
Saudi Aramco (Kingdom of Saudi Arabia), 4.5%, 4/17/2030		9,520,000	10,662,400
			$88,570,135
Senegal – 0.4%
Republic of Senegal, 6.25%, 5/23/2033		$17,837,000	$15,619,861
Republic of Senegal, 6.75%, 3/13/2048		5,896,000	4,893,680
			$20,513,541

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Serbia – 0.4%
Republic of Serbia, 1.5%, 6/26/2029 (n)	EUR	11,967,000	$11,327,245
Republic of Serbia, 1.5%, 6/26/2029		10,594,000	10,027,646
			$21,354,891
Singapore – 0.2%
Puma International Financing S.A., 5%, 1/24/2026		$7,256,000	$4,579,654
Puma International Financing S.A., 5%, 1/24/2026 (n)		13,460,000	8,495,335
			$13,074,989
South Africa – 1.4%
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		$18,482,000	$16,511,819
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		1,100,000	982,740
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)		6,473,000	2,136,090
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022		4,756,000	1,569,480
Republic of South Africa, 4.85%, 9/30/2029		28,062,000	24,133,320
Republic of South Africa, 5.875%, 6/22/2030		11,564,000	10,609,970
Republic of South Africa, 6.25%, 3/08/2041		3,100,000	2,715,327
Republic of South Africa, 5.75%, 9/30/2049		21,691,000	16,920,715
			$75,579,461
Sri Lanka – 0.3%
Republic of Sri Lanka, 6.25%, 10/04/2020 (n)		$1,977,000	$1,719,990
Republic of Sri Lanka, 6.25%, 10/04/2020		1,919,000	1,669,530
Republic of Sri Lanka, 5.75%, 1/18/2022		3,500,000	2,239,989
Republic of Sri Lanka, 5.875%, 7/25/2022		1,361,000	850,625
Republic of Sri Lanka, 6.85%, 3/14/2024 (n)		3,168,000	1,916,660
Republic of Sri Lanka, 7.85%, 3/14/2029 (n)		3,054,000	1,725,541
Republic of Sri Lanka, 7.55%, 3/28/2030 (n)		4,461,000	2,542,374
Republic of Sri Lanka, 7.55%, 3/28/2030		4,900,000	2,792,566
			$15,457,275
Supranational – 0.3%
West African Development Bank, 4.7%, 10/22/2031		$1,300,000	$1,170,000
West African Development Bank, 4.7%, 10/22/2031 (n)		15,744,000	14,169,600
			$15,339,600
Thailand – 0.2%
Bangkok Bank (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034 (n)		$10,470,000	$9,331,919
Trinidad & Tobago – 0.1%
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		$9,079,000	$6,990,830
Consolidated Energy Finance S.A., 6.875%, 6/15/2025		850,000	654,500
			$7,645,330
Turkey – 4.8%
Export Credit Bank of Turkey, 5%, 9/23/2021		$11,385,000	$11,327,187
Export Credit Bank of Turkey, 5.375%, 10/24/2023		13,835,000	13,136,609
Export Credit Bank of Turkey, 6.125%, 5/03/2024		7,163,000	6,804,850
Republic of Turkey, 6.25%, 9/26/2022		6,694,000	6,708,098
Republic of Turkey, 7.25%, 12/23/2023		12,892,000	13,046,885
Republic of Turkey, 5.75%, 3/22/2024		12,442,000	11,989,783
Republic of Turkey, 6.35%, 8/10/2024		12,924,000	12,673,998
Republic of Turkey, 5.6%, 11/14/2024		28,848,000	27,477,720
Republic of Turkey, 7.375%, 2/05/2025		5,482,000	5,569,427
Republic of Turkey, 4.25%, 3/13/2025		33,049,000	29,413,610
Republic of Turkey, 4.25%, 4/14/2026		20,501,000	17,605,357

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Turkey – continued
Republic of Turkey, 4.875%, 10/09/2026		$40,560,000	$35,557,573
Republic of Turkey, 6%, 3/25/2027		26,552,000	24,353,494
Republic of Turkey, 5.125%, 2/17/2028		28,139,000	24,404,955
Republic of Turkey, 6.125%, 10/24/2028		5,889,000	5,344,856
Republic of Turkey, 5.25%, 3/13/2030		19,355,000	16,064,650
			$261,479,052
Ukraine – 3.0%
Biz Finance PLC (Ukraine), 9.625%, 4/27/2022		$1,678,333	$1,653,427
Biz Finance PLC (Ukraine), 9.75%, 1/22/2025		10,882,000	10,524,200
Government of Ukraine, 7.75%, 9/01/2023		8,207,000	7,776,133
Government of Ukraine, 7.75%, 9/01/2024		5,480,000	5,164,768
Government of Ukraine, 7.75%, 9/01/2025		19,443,000	18,130,597
Government of Ukraine, 7.75%, 9/01/2026		11,933,000	11,007,811
Government of Ukraine, 7.75%, 9/01/2027		31,154,000	28,485,286
Government of Ukraine, 7.375%, 9/25/2032		14,083,000	12,463,455
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040		40,028,000	29,542,025
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)		20,918,000	17,586,521
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026		3,585,000	3,014,039
Oschadbank, 9.375%, 3/10/2023		4,200,000	4,011,000
PJSC State Savings Bank of Ukraine, 9.625%, 3/20/2025		6,800,000	6,359,360
Ukrainian Railways Co., 8.25%, 7/09/2024		11,341,000	9,585,413
			$165,304,035
United Arab Emirates – 3.2%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047 (n)		$13,558,000	$14,476,554
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		15,036,000	16,054,689
Emirate of Abu Dhabi, 3.125%, 10/11/2027 (n)		7,626,000	8,112,157
Emirate of Abu Dhabi, 2.5%, 9/30/2029 (n)		37,402,000	38,013,897
Emirate of Abu Dhabi, 3.125%, 9/30/2049 (n)		14,592,000	13,979,136
Emirate of Abu Dhabi, 3.875%, 4/16/2050 (n)		18,323,000	19,517,660
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035 (n)		11,149,000	11,817,940
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)		12,220,000	11,670,100
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026		3,326,000	3,176,330
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024 (n)		20,982,000	20,982,000
MDGH - GMTN B.V. (United Arab Emirates), 2.875%, 11/07/2029 (n)		20,142,000	20,174,630
			$177,975,093
United States – 1.2%
JBS Investments II GmbH, 5.75%, 1/15/2028 (n)		$6,913,000	$6,740,175
JBS Investments II GmbH, 5.75%, 1/15/2028		7,490,000	7,302,750
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)		8,361,000	8,841,841
U.S. Treasury Bonds, 3.5%, 2/15/2039		12,777,000	18,359,950
U.S. Treasury Bonds, 2.5%, 2/15/2046		8,161,000	10,356,819
U.S. Treasury Notes, TIPS, 0.625%, 4/15/2023 (f)		15,106,589	15,338,244
			$66,939,779
Uruguay – 1.3%
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022 (n)		$642,000	$571,380
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022		1,074,000	955,860
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	412,836,000	8,136,211
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$25,419,000	27,992,928
Oriental Republic of Uruguay, 5.1%, 6/18/2050		4,882,000	5,541,119
Oriental Republic of Uruguay, 4.975%, 4/20/2055		27,230,000	30,702,097
			$73,899,595

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Uzbekistan – 0.3%
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024	$15,803,000	$14,617,775
Venezuela – 0.2%
Republic of Venezuela, 9%, 5/07/2023 (a)(d)	$10,104,000	$808,320
Republic of Venezuela, 8.25%, 10/13/2024 (a)(d)	17,593,000	1,407,440
Republic of Venezuela, 7.65%, 4/21/2025 (a)(d)	33,488,000	2,679,040
Republic of Venezuela, 9.25%, 9/15/2027 (a)(d)	8,435,000	674,800
Republic of Venezuela, 7%, 3/31/2038 (a)(d)	68,785,500	5,502,840
		$11,072,440
Vietnam – 1.0%
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)	$20,593,000	$19,550,307
Socialist Republic of Vietnam, 4.8%, 11/19/2024	34,407,000	35,867,561
		$55,417,868
Total Bonds		$5,085,378,357
Common Stocks – 0.1%
Canada – 0.0%
Frontera Energy Corp.	254,348	$821,875
Mexico – 0.1%
ICA Tenedora, S.A. de C.V. (a)	2,525,968	$3,717,305
Total Common Stocks		$4,539,180
Investment Companies (h) – 6.2%
Money Market Funds – 6.2%
MFS Institutional Money Market Portfolio, 0.41% (v)	340,115,947	$340,149,959

Other Assets, Less Liabilities – 1.1%		62,998,461
Net Assets – 100.0%		$5,493,065,957
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $340,149,959 and $5,089,917,537, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,968,016,865, representing 35.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 10.25%, 4/08/2019	3/01/12-8/22/12	$7,835,292	$6,455
Afren PLC, 6.625%, 12/09/2020	11/26/13	3,755,780	3,766
Petroamazonas (Republic of Ecuador), 4.625%, 11/06/2020	12/4/17	2,477,161	1,135,051
Total Restricted Securities			$1,145,272
% of Net assets			0.0%

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LIBOR	London Interbank Offered Rate
TIPS	Treasury Inflation Protected Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CZK	Czech Koruna
EUR	Euro
MXN	Mexican Peso
RUB	Russian Ruble
UYU	Uruguayan Peso
Derivative Contracts at 4/30/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	447,769	USD	486,436	Credit Suisse Group	5/22/2020	$4,407
EUR	5,827,380	USD	6,302,575	Goldman Sachs International	5/22/2020	85,377
EUR	5,531,958	USD	6,012,592	JPMorgan Chase Bank N.A.	5/22/2020	51,518
EUR	4,639,945	USD	5,042,701	UBS AG	5/22/2020	43,589
USD	14,822,373	CZK	334,752,000	JPMorgan Chase Bank N.A.	5/22/2020	1,281,121
USD	6,980,304	EUR	6,231,981	JPMorgan Chase Bank N.A.	5/22/2020	148,830
USD	354,575	EUR	320,504	Merrill Lynch International	5/22/2020	3,239
USD	8,930,156	RUB	647,347,000	Goldman Sachs International	5/12/2020	214,667
						$1,832,748
Liability Derivatives
CZK	334,752,000	USD	14,368,149	Citibank N.A.	5/22/2020	$(826,896)
EUR	8,073,490	USD	9,020,758	Barclays Bank PLC	5/22/2020	(170,628)
EUR	16,353,000	USD	18,665,339	BNP Paribas S.A.	5/22/2020	(739,243)
EUR	546,984	USD	613,137	Citibank N.A.	5/22/2020	(13,536)
EUR	1,584,414	USD	1,752,136	Goldman Sachs International	5/22/2020	(15,307)
EUR	21,830,537	USD	23,950,793	JPMorgan Chase Bank N.A.	5/22/2020	(20,241)
EUR	1,423,164	USD	1,574,702	Morgan Stanley Capital Services, Inc.	5/22/2020	(14,636)
MXN	12,192,000	USD	624,286	JPMorgan Chase Bank N.A.	5/22/2020	(119,858)
RUB	344,367,667	USD	4,688,100	JPMorgan Chase Bank N.A.	5/12/2020	(51,742)
USD	164,880,640	EUR	150,819,029	Goldman Sachs International	5/22/2020	(446,603)
USD	923,920	EUR	844,728	Morgan Stanley Capital Services, Inc.	5/22/2020	(2,069)
USD	2,507,499	RUB	199,311,038	JPMorgan Chase Bank N.A.	5/12/2020	(175,905)
USD	5,698,843	RUB	431,818,468	JPMorgan Chase Bank N.A.	5/13/2020	(113,993)
						$(2,710,657)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	262	$47,430,187	June – 2020	$3,740,116
U.S. Treasury Note 5 yr	Long	USD	450	56,467,969	June – 2020	1,816,593
U.S. Treasury Ultra Bond	Long	USD	195	43,832,344	June – 2020	4,682,398

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
Interest Rate Futures − continued
Euro-Bobl 5 yr	Short	EUR	57	$8,491,903	June – 2020	$21,111
Euro-Bund 10 yr	Short	EUR	621	118,703,555	June – 2020	420,549
Euro-OAT 10 yr	Short	EUR	63	11,655,774	June – 2020	202,834
						$10,883,601
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
12/20/24	USD	20,027,000	Barclays Bank PLC	(1)	1.00%/Quarterly	$(53,088)	$(607,377)	$(660,465)
1) Fund, as protection buyer, to receive notional amount upon a defined credit event by Republic of Korea, 2.75%, 1/19/2027.
At April 30, 2020, the fund had cash collateral of $2,870,622 and other liquid securities with an aggregate value of $7,744,213 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Mexico	$—	$3,717,305	$—	$3,717,305
Canada	821,875	—	—	821,875
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	44,055,013	—	44,055,013
Non - U.S. Sovereign Debt	—	3,951,300,322	—	3,951,300,322
U.S. Corporate Bonds	—	22,884,766	—	22,884,766
Foreign Bonds	—	1,067,138,256	—	1,067,138,256
Mutual Funds	340,149,959	—	—	340,149,959
Total	$340,971,834	$5,089,095,662	$—	$5,430,067,496
Other Financial Instruments
Futures Contracts – Assets	$10,883,601	$—	$—	$10,883,601
Forward Foreign Currency Exchange Contracts – Assets	—	1,832,748	—	1,832,748
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,710,657)	—	(2,710,657)
Swap Agreements – Liabilities	—	(660,465)	—	(660,465)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$414,208,174	$1,674,156,724	$1,748,301,424	$72,635	$13,850	$340,149,959
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,323,642	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2020, are as follows:
United States	10.0%
Mexico	7.4%
Indonesia	7.0%
Russia	6.1%
Brazil	5.8%
Turkey	4.8%
China	4.4%
Peru	4.3%
Qatar	3.9%
Other Countries	46.3%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Supplemental Information (unaudited) – continued
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.